Schedule of reconciliation of additions to property and equipment (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additions	[1]	R$ 1,474	R$ 4,207
Lease		(239)	(2,025)
Capitalized borrowing costs		11	15
Property and equipment financing - Additions	[2]	(1,149)	(2,001)
Property and equipment financing - Payments	[2]	960	2,123
Total		R$ 1,035	R$ 2,289	R$ 2,462

[1]	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
[2]	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.